Investments in affiliates and investments in available-for-sale securities (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended						6 Months Ended
	Feb. 21, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Mar. 20, 2017	Mar. 17, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Equity Method Investments [Line Items]
Payments to acquire common stock								$ 6,278	$ 7,626
Equity in net earnings of affiliated companies		$ (3,025)		$ (3,775)				(9,489)	1,307
Investments in affiliates		174,263		189,195				174,263	189,195	$ 183,160
Dividends received								2,919	0
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings	2.00%		2.00%		2.00%	2.00%
Common Units issued in public offering					1,200,442
Payments to acquire investment	$ 714		$ 64		$ 110	$ 2,048
Number of shares issued-common stock	18,422,000					47,795,000
Equity in net earnings of affiliated companies		$ 473		473				$ 946	946
Private placement of units to Navios Holdings			1,370,044		2,040,000
Partners capital account units acquisitions			27,960		66,131	975,408
Issuance of common stock	$ 5,000
Navios Revolving Loans I Transfer | Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings							2.00%
Payments to acquire investment							$ 468
Number of shares issued-common stock							13,076,923
Partners capital account units acquisitions							266,876
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings								2.00%
General Partner units held by Navios Holdings		3,420,203						3,420,203
Common units held by Navios Holdings		31,053,233						31,053,233
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		$ 84,080						$ 84,080		98,608
Equity in net earnings of affiliated companies		5,642		2,432				9,448	3,399
Investments in affiliates		80,364						80,364		66,773
Dividends received		$ 690		0				$ 690	0
Ownership percentage of Navios Holdings		20.20%						20.20%
Market value of the investment		$ 65,155						$ 65,155
Acropolis
Schedule Of Equity Method Investments [Line Items]
Investments in affiliates		105						105		228
Dividends received		$ 170		55				$ 170	55
Ownership percentage of Navios Holdings		35.00%						35.00%
Ownership Interest								50.00%
Profit Sharing Arrangement								Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder.
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		$ 116,268						$ 116,268		$ 113,597
Equity in net earnings of affiliated companies		(9,321)		(6,507)				(20,192)	(2,575)
Investments in affiliates		76,480						76,480			$ 99,590
Dividends received		$ 1,460		$ 3,649				$ 2,919	$ 7,298
Ownership percentage of Navios Holdings		48.30%						48.30%
Market value of the investment		$ 44,516						$ 44,516